I. GENERAL INFORMATION	12 Months Ended
Dec. 31, 2025
I. GENERAL INFORMATION
I. GENERAL INFORMATION

I. GENERAL INFORMATION

Tenaris S.A. (the “Company”) was established as a public limited liability company (société anonyme) under the laws of the Grand-Duchy of Luxembourg on December 17, 2001. The Company holds, either directly or indirectly, controlling interests in various subsidiaries in the steel pipe manufacturing and distribution businesses. References in these Consolidated Financial Statements to “Tenaris” refer to the Company and its consolidated subsidiaries. A list of the Company’s principal subsidiaries is included in note 33 to these Consolidated Financial Statements.

The Company’s shares trade on the Italian Stock Exchange and the Mexican Stock Exchange; and the Company’s American Depositary Securities (“ADS”) trade on the New York Stock Exchange.

These Consolidated Financial Statements were approved for issuance by the Company’s Board of Directors on February 18, 2026. The Board of Directors has the power to amend and reissue these Consolidated Financial Statements.